Annual Operating Expenses - FidelityMichiganMunicipalFunds-ComboPRO - FidelityMichiganMunicipalFunds-ComboPRO - Fidelity Michigan Municipal Income Fund - Fidelity Michigan Municipal Income Fund	Mar. 01, 2023
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	0.49%